Pensions and Other Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Estimated Future Benefit Payments
2012	$ 102
2013	99
2014	110
2015	119
2016	128
Years 2017-2021	809
Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments
2012	12
2013	13
2014	13
2015	14
2016	14
Years 2017-2021	83
Subsidy Receipts, 2012	1
Subsidy Receipts, 2013	1
Subsidy Receipts, 2014	1
Subsidy Receipts, 2015	1
Subsidy Receipts, 2016	1
Subsidy Receipts, Years 2017-2021	$ 5